INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Cost	$ 19,890	$ 18,239
Accumulated amortization	16,435	15,495
Total	$ 3,455	2,744
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful life (Years)	3 years 9 months 18 days
Cost	$ 9,111	9,111
Accumulated amortization	$ 9,111	9,111
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful life (Years)	2 years 9 months 18 days
Cost	$ 1,877	1,877
Accumulated amortization	$ 1,877	1,877
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful life (Years)	4 years 4 months 24 days
Cost	$ 3,592	3,592
Accumulated amortization	$ 3,592	3,592
Software license [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful life (Years)	5 years
Cost	$ 1,651	0
Accumulated amortization	$ 330	0
IP R&D [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful life (Years)	6 years
Cost	$ 3,659	3,659
Accumulated amortization	$ 1,525	$ 915